Goodwill and Intangibles (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
Goodwill
Net Balance as of 12/31/13
Additions	101,417,094
Translation Adjustment	582,133
Impairment
Amortization
Net Balance as of 3/31/14	101,999,227
Tradename
Net Balance as of 12/31/13
Additions	26,966,000
Translation Adjustment	(3,136)
Impairment
Amortization	213,684.00
Net Balance as of 3/31/14	26,749,180
Customer Relationships
Net Balance as of 12/31/13
Additions	51,378,000
Translation Adjustment
Impairment
Amortization	584,948.00
Net Balance as of 3/31/14	$ 50,793,052